Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PACE® Select Advisors Trust
Entity Central Index Key	0000930007
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016591
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternative Strategies Investments
Class Name	Class A
Trading Symbol	PASIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	1.83%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.83%
AssetsNet	$ 271,413,399
Holdings Count | Holding	2,467
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$271,413,399
# of Portfolio Holdings	2,467
Portfolio Turnover Rate	191%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.2%
Western Digital Corp., 3.000%, due 11/15/28	3.1
AQR Style Premia Alternative Fund, Class I	1.9
IREN Ltd., 3.500%, due 12/15/29	1.7
Bloom Energy Corp., 3.000%, due 06/01/28	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Western Digital Corp.	(3.0%)
Bloom Energy Corp., Class A	(3.0)
IREN Ltd.	(1.9)
Seagate Technology Holdings PLC	(1.5)
InterDigital, Inc.	(1.4)

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financial	6.5%
Industrials	6.6%
Consumer Discretionary	7.2%
Consumer Staples	9.5%
Technology	14.0%

Material Fund Change [Text Block]
C000016595
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternative Strategies Investments
Class Name	Class P
Trading Symbol	PASPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$81	1.58%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%
AssetsNet	$ 271,413,399
Holdings Count | Holding	2,467
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$271,413,399
# of Portfolio Holdings	2,467
Portfolio Turnover Rate	191%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.2%
Western Digital Corp., 3.000%, due 11/15/28	3.1
AQR Style Premia Alternative Fund, Class I	1.9
IREN Ltd., 3.500%, due 12/15/29	1.7
Bloom Energy Corp., 3.000%, due 06/01/28	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Western Digital Corp.	(3.0%)
Bloom Energy Corp., Class A	(3.0)
IREN Ltd.	(1.9)
Seagate Technology Holdings PLC	(1.5)
InterDigital, Inc.	(1.4)

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financial	6.5%
Industrials	6.6%
Consumer Discretionary	7.2%
Consumer Staples	9.5%
Technology	14.0%

Material Fund Change [Text Block]
C000228115
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Alternative Strategies Investments
Class Name	Class P2
Trading Symbol	PAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Alternative Strategies Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$95	1.84%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.84%
AssetsNet	$ 271,413,399
Holdings Count | Holding	2,467
InvestmentCompanyPortfolioTurnover	191.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$271,413,399
# of Portfolio Holdings	2,467
Portfolio Turnover Rate	191%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
Carillon Reams Unconstrained Bond Fund, Class I	5.2%
Western Digital Corp., 3.000%, due 11/15/28	3.1
AQR Style Premia Alternative Fund, Class I	1.9
IREN Ltd., 3.500%, due 12/15/29	1.7
Bloom Energy Corp., 3.000%, due 06/01/28	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Western Digital Corp.	(3.0%)
Bloom Energy Corp., Class A	(3.0)
IREN Ltd.	(1.9)
Seagate Technology Holdings PLC	(1.5)
InterDigital, Inc.	(1.4)

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financial	6.5%
Industrials	6.6%
Consumer Discretionary	7.2%
Consumer Staples	9.5%
Technology	14.0%

Material Fund Change [Text Block]
C000008165
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Investments
Class Name	Class A
Trading Symbol	PWGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.25%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%
AssetsNet	$ 765,083,745
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$765,083,745
# of Portfolio Holdings	383
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
Banco Santander SA	1.9%
Nestle SA	1.9
Lloyds Banking Group PLC	1.7
DBS Group Holdings Ltd.	1.7
Safran SA	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Informa PLC	(0.6%)
Investor AB, Class B	(0.5)
Washington H Soul Pattinson & Co. Ltd.	(0.4)
Shimano, Inc.	(0.4)
Cochlear Ltd.	(0.3)

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Information Technology	11.2%
Health Care	14.6%
Financials	24.0%
Industrials	25.8%

Material Fund Change [Text Block]
C000008164
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Investments
Class Name	Class P
Trading Symbol	PCIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
AssetsNet	$ 765,083,745
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$765,083,745
# of Portfolio Holdings	383
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
Banco Santander SA	1.9%
Nestle SA	1.9
Lloyds Banking Group PLC	1.7
DBS Group Holdings Ltd.	1.7
Safran SA	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Informa PLC	(0.6%)
Investor AB, Class B	(0.5)
Washington H Soul Pattinson & Co. Ltd.	(0.4)
Shimano, Inc.	(0.4)
Cochlear Ltd.	(0.3)

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Information Technology	11.2%
Health Care	14.6%
Financials	24.0%
Industrials	25.8%

Material Fund Change [Text Block]
C000228111
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Equity Investments
Class Name	Class P2
Trading Symbol	PWITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$22	0.40%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
AssetsNet	$ 765,083,745
Holdings Count | Holding	383
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$765,083,745
# of Portfolio Holdings	383
Portfolio Turnover Rate	22%

Holdings [Text Block]

Top 5 Long Holdings (% of Net Assets)

Table Summary
Banco Santander SA	1.9%
Nestle SA	1.9
Lloyds Banking Group PLC	1.7
DBS Group Holdings Ltd.	1.7
Safran SA	1.6

Top 5 Short Holdings (% of Net Assets)

Table Summary
Informa PLC	(0.6%)
Investor AB, Class B	(0.5)
Washington H Soul Pattinson & Co. Ltd.	(0.4)
Shimano, Inc.	(0.4)
Cochlear Ltd.	(0.3)

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Consumer Discretionary	9.1%
Information Technology	11.2%
Health Care	14.6%
Financials	24.0%
Industrials	25.8%

Material Fund Change [Text Block]
C000007370
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Fixed Income Investments
Class Name	Class A
Trading Symbol	PWFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
AssetsNet	$ 164,547,318
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$164,547,318
# of Portfolio Holdings	485
Portfolio Turnover Rate	71%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Asset-backed securities	2.8%
U.S. treasury obligations	5.9%
U.S. government agency obligations	9.7%
Corporate bonds	36.8%
Non-U.S. government agency obligations	40.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
U.K. Gilts, 4.500%, due 03/07/35	6.5%
Bundesobligation (Germany), 2.200%, due 10/10/30	4.3
Italy Buoni Poliennali Del Tesoro, 4.300%, due 10/01/54	3.9
U.S. Treasury Notes, 3.500%, due 10/31/27	3.6
U.S. Treasury Notes, 3.625%, due 10/31/30	1.8

Material Fund Change [Text Block]
C000007369
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Fixed Income Investments
Class Name	Class P
Trading Symbol	PCGLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Global Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 164,547,318
Holdings Count | Holding	485
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$164,547,318
# of Portfolio Holdings	485
Portfolio Turnover Rate	71%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Asset-backed securities	2.8%
U.S. treasury obligations	5.9%
U.S. government agency obligations	9.7%
Corporate bonds	36.8%
Non-U.S. government agency obligations	40.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
U.K. Gilts, 4.500%, due 03/07/35	6.5%
Bundesobligation (Germany), 2.200%, due 10/10/30	4.3
Italy Buoni Poliennali Del Tesoro, 4.300%, due 10/01/54	3.9
U.S. Treasury Notes, 3.500%, due 10/31/27	3.6
U.S. Treasury Notes, 3.625%, due 10/31/30	1.8

Material Fund Change [Text Block]
C000016586
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Real Estate Securities Investments
Class Name	Class A
Trading Symbol	PREAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
AssetsNet	$ 53,443,185
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$53,443,185
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Table Summary
Value	Value
France	3.3%
United Kingdom	5.3%
Australia	11.3%
Japan	12.6%
United States	69.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Prologis, Inc.	8.3%
Equinix, Inc.	4.7
Goodman Group	4.3
Ventas, Inc.	3.9
Simon Property Group, Inc.	3.8

Material Fund Change [Text Block]
C000016590
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Real Estate Securities Investments
Class Name	Class P
Trading Symbol	PREQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Global Real Estate Securities Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$62	1.20%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%
AssetsNet	$ 53,443,185
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$53,443,185
# of Portfolio Holdings	56
Portfolio Turnover Rate	21%

Holdings [Text Block]

Top 5 Countries (% of Net Assets)

Table Summary
Value	Value
France	3.3%
United Kingdom	5.3%
Australia	11.3%
Japan	12.6%
United States	69.3%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Prologis, Inc.	8.3%
Equinix, Inc.	4.7
Goodman Group	4.3
Ventas, Inc.	3.9
Simon Property Group, Inc.	3.8

Material Fund Change [Text Block]
C000016533
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Yield Investments
Class Name	Class A
Trading Symbol	PHIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
AssetsNet	$ 166,326,102
Holdings Count | Holding	1,409
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,326,102
# of Portfolio Holdings	1,409
Portfolio Turnover Rate	27%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	7.1%
Financial	13.0%
Energy	13.3%
Communications	13.5%
Consumer Staples	23.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Iron Mountain, Inc., 4.750%, due 01/15/34	0.3
Linx Capital Ltd., 15.200%, due 03/31/26	0.3

Material Fund Change [Text Block]
C000016537
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Yield Investments
Class Name	Class P
Trading Symbol	PHYPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 166,326,102
Holdings Count | Holding	1,409
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,326,102
# of Portfolio Holdings	1,409
Portfolio Turnover Rate	27%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	7.1%
Financial	13.0%
Energy	13.3%
Communications	13.5%
Consumer Staples	23.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Iron Mountain, Inc., 4.750%, due 01/15/34	0.3
Linx Capital Ltd., 15.200%, due 03/31/26	0.3

Material Fund Change [Text Block]
C000228113
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> High Yield Investments
Class Name	Class P2
Trading Symbol	PHDTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® High Yield Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 166,326,102
Holdings Count | Holding	1,409
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,326,102
# of Portfolio Holdings	1,409
Portfolio Turnover Rate	27%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Industrial	7.1%
Financial	13.0%
Energy	13.3%
Communications	13.5%
Consumer Staples	23.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Petroleos Mexicanos, 6.500%, due 06/02/41	0.7%
Samarco Mineracao SA, 9.500%, due 06/30/31	0.5
Petroleos Mexicanos, 7.690%, due 01/23/50	0.4
Iron Mountain, Inc., 4.750%, due 01/15/34	0.3
Linx Capital Ltd., 15.200%, due 03/31/26	0.3

Material Fund Change [Text Block]
C000007355
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Intermediate Fixed Income Investments
Class Name	Class A
Trading Symbol	PIFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 195,305,111
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$195,305,111
# of Portfolio Holdings	248
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	9.2%
Mortgage-backed securities	11.1%
Loan assignments	13.2%
Asset-backed securities	17.8%
Corporate bonds	42.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, due 01/31/27	3.7%
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.8
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
Ellington Financial, Inc., Series C	1.2

Material Fund Change [Text Block]
C000007354
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Intermediate Fixed Income Investments
Class Name	Class P
Trading Symbol	PCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Intermediate Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 195,305,111
Holdings Count | Holding	248
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$195,305,111
# of Portfolio Holdings	248
Portfolio Turnover Rate	20%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. treasury obligations	9.2%
Mortgage-backed securities	11.1%
Loan assignments	13.2%
Asset-backed securities	17.8%
Corporate bonds	42.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
U.S. Treasury Notes, 4.125%, due 01/31/27	3.7%
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.8
U.S. Treasury Bonds, 1.375%, due 08/15/50	1.6
Swiss Re Finance Luxembourg SA, 5.000%, due 04/02/49	1.3
Ellington Financial, Inc., Series C	1.2

Material Fund Change [Text Block]
C000008170
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Emerging Markets Equity Investments
Class Name	Class A
Trading Symbol	PWEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$83	1.45%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.45%
AssetsNet	$ 548,039,281
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$548,039,281
# of Portfolio Holdings	156
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	9.0%
Materials	10.6%
Consumer Discretionary	13.1%
Information Technology	25.2%
Financials	25.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7
Alibaba Group Holding Ltd.	4.4
Tencent Holdings Ltd.	4.1
SK Hynix, Inc.	2.7

Material Fund Change [Text Block]
C000008169
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Emerging Markets Equity Investments
Class Name	Class P
Trading Symbol	PCEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$69	1.20%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.20%
AssetsNet	$ 548,039,281
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$548,039,281
# of Portfolio Holdings	156
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	9.0%
Materials	10.6%
Consumer Discretionary	13.1%
Information Technology	25.2%
Financials	25.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7
Alibaba Group Holding Ltd.	4.4
Tencent Holdings Ltd.	4.1
SK Hynix, Inc.	2.7

Material Fund Change [Text Block]
C000228112
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> International Emerging Markets Equity Investments
Class Name	Class P2
Trading Symbol	PWETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® International Emerging Markets Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$46	0.80%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.80%
AssetsNet	$ 548,039,281
Holdings Count | Holding	156
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$548,039,281
# of Portfolio Holdings	156
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	9.0%
Materials	10.6%
Consumer Discretionary	13.1%
Information Technology	25.2%
Financials	25.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Samsung Electronics Co. Ltd.	5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.7
Alibaba Group Holding Ltd.	4.4
Tencent Holdings Ltd.	4.1
SK Hynix, Inc.	2.7

Material Fund Change [Text Block]
C000008150
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Growth Equity Investments
Class Name	Class A
Trading Symbol	PLAAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
AssetsNet	$ 710,254,947
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$710,254,947
# of Portfolio Holdings	118
Portfolio Turnover Rate	28%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	8.8%
Financials	10.3%
Consumer Discretionary	11.4%
Health Care	11.8%
Information Technology	40.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	10.3%
Microsoft Corp.	7.3
Alphabet, Inc., Class C	5.9
Apple, Inc.	5.3
Amazon.com, Inc.	4.5

Material Fund Change [Text Block]
C000008149
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Growth Equity Investments
Class Name	Class P
Trading Symbol	PCLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Large Co Growth Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
AssetsNet	$ 710,254,947
Holdings Count | Holding	118
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$710,254,947
# of Portfolio Holdings	118
Portfolio Turnover Rate	28%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	8.8%
Financials	10.3%
Consumer Discretionary	11.4%
Health Care	11.8%
Information Technology	40.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	10.3%
Microsoft Corp.	7.3
Alphabet, Inc., Class C	5.9
Apple, Inc.	5.3
Amazon.com, Inc.	4.5

Material Fund Change [Text Block]
C000008145
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Value Equity Investments
Class Name	Class A
Trading Symbol	PCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.14%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%
AssetsNet	$ 794,103,026
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$794,103,026
# of Portfolio Holdings	119
Portfolio Turnover Rate	25%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	7.6%
Industrials	10.2%
Information Technology	12.0%
Health Care	12.7%
Financials	24.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Elevance Health, Inc.	4.0%
Samsung Electronics Co. Ltd.	2.6
Citigroup, Inc.	2.3
Marsh & McLennan Cos., Inc.	2.3
Alphabet, Inc., Class A	2.2

Material Fund Change [Text Block]
C000008144
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Large Co Value Equity Investments
Class Name	Class P
Trading Symbol	PCLVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Large Co Value Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$48	0.89%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%
AssetsNet	$ 794,103,026
Holdings Count | Holding	119
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$794,103,026
# of Portfolio Holdings	119
Portfolio Turnover Rate	25%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Communication Services	7.6%
Industrials	10.2%
Information Technology	12.0%
Health Care	12.7%
Financials	24.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Elevance Health, Inc.	4.0%
Samsung Electronics Co. Ltd.	2.6
Citigroup, Inc.	2.3
Marsh & McLennan Cos., Inc.	2.3
Alphabet, Inc., Class A	2.2

Material Fund Change [Text Block]
C000007350
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name	Class A
Trading Symbol	PFXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.97%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%
AssetsNet	$ 166,144,227
Holdings Count | Holding	1,054
InvestmentCompanyPortfolioTurnover	483.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,144,227
# of Portfolio Holdings	1,054
Portfolio Turnover Rate	483%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term U.S. treasury obligations	0.2%
Investment companies	1.1%
Asset-backed securities	3.6%
Mortgage-backed securities	16.2%
U.S. government agency obligations	185.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 6.000%	20.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	13.0
Government National Mortgage Association, TBA, 4.500%	6.7
Uniform Mortgage-Backed Security, TBA, 5.500%	6.0
Uniform Mortgage-Backed Security, TBA, 5.000%	5.6

Material Fund Change [Text Block]
C000007349
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Mortgage-Backed Securities Fixed Income Investments
Class Name	Class P
Trading Symbol	PCGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Mortgage-Backed Securities Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
AssetsNet	$ 166,144,227
Holdings Count | Holding	1,054
InvestmentCompanyPortfolioTurnover	483.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$166,144,227
# of Portfolio Holdings	1,054
Portfolio Turnover Rate	483%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
Short-term U.S. treasury obligations	0.2%
Investment companies	1.1%
Asset-backed securities	3.6%
Mortgage-backed securities	16.2%
U.S. government agency obligations	185.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 6.000%	20.1%
Uniform Mortgage-Backed Security, TBA, 2.000%	13.0
Government National Mortgage Association, TBA, 4.500%	6.7
Uniform Mortgage-Backed Security, TBA, 5.500%	6.0
Uniform Mortgage-Backed Security, TBA, 5.000%	5.6

Material Fund Change [Text Block]
C000007365
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Municipal Fixed Income Investments
Class Name	Class A
Trading Symbol	PMUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 153,100,188
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$153,100,188
# of Portfolio Holdings	105
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 5 States (% of Net Assets)

Table Summary
Value	Value
Wisconsin	5.9%
Illinois	7.8%
Pennsylvania	9.9%
New York	10.2%
Texas	11.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.1%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.2
Central Texas Turnpike System, 5.000%, due 08/15/37	1.9
New York State Dormitory Authority, 4.000%, due 03/15/42	1.9
Southeast Energy Authority A Cooperative District (Alabama), 5.000%, due 10/01/30	1.8

Material Fund Change [Text Block]
C000007364
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Municipal Fixed Income Investments
Class Name	Class P
Trading Symbol	PCMNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Municipal Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$30	0.57%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%
AssetsNet	$ 153,100,188
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$153,100,188
# of Portfolio Holdings	105
Portfolio Turnover Rate	8%

Holdings [Text Block]

Top 5 States (% of Net Assets)

Table Summary
Value	Value
Wisconsin	5.9%
Illinois	7.8%
Pennsylvania	9.9%
New York	10.2%
Texas	11.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Tobacco Settlement Financing Corp. (New Jersey), 5.000%, due 06/01/34	4.1%
Allegheny County Hospital Development Authority (Pennsylvania), 5.000%, due 04/01/29	2.2
Central Texas Turnpike System, 5.000%, due 08/15/37	1.9
New York State Dormitory Authority, 4.000%, due 03/15/42	1.9
Southeast Energy Authority A Cooperative District (Alabama), 5.000%, due 10/01/30	1.8

Material Fund Change [Text Block]
C000008160
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Growth Equity Investments
Class Name	Class A
Trading Symbol	PQUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.28%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.28%
AssetsNet	$ 241,797,904
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$241,797,904
# of Portfolio Holdings	349
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financials	9.0%
Consumer Discretionary	10.9%
Information Technology	21.8%
Health Care	23.9%
Industrials	25.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Five Below, Inc.	1.9%
Kinsale Capital Group, Inc.	1.6
Comfort Systems USA, Inc.	1.5
Medpace Holdings, Inc.	1.4
Grand Canyon Education, Inc.	1.3

Material Fund Change [Text Block]
C000008159
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Growth Equity Investments
Class Name	Class P
Trading Symbol	PCSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Small/Medium Co Growth Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.08%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.08%
AssetsNet	$ 241,797,904
Holdings Count | Holding	349
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$241,797,904
# of Portfolio Holdings	349
Portfolio Turnover Rate	38%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Financials	9.0%
Consumer Discretionary	10.9%
Information Technology	21.8%
Health Care	23.9%
Industrials	25.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Five Below, Inc.	1.9%
Kinsale Capital Group, Inc.	1.6
Comfort Systems USA, Inc.	1.5
Medpace Holdings, Inc.	1.4
Grand Canyon Education, Inc.	1.3

Material Fund Change [Text Block]
C000008155
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Value Equity Investments
Class Name	Class A
Trading Symbol	PEVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	1.29%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.29%
AssetsNet	$ 262,183,299
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$262,183,299
# of Portfolio Holdings	178
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	7.2%
Information Technology	11.0%
Consumer Discretionary	13.8%
Financials	18.2%
Industrials	23.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
WESCO International, Inc.	1.6%
CACI International, Inc., Class A	1.6
Patterson-UTI Energy, Inc.	1.6
Mohawk Industries, Inc.	1.2
Arrow Electronics, Inc.	1.2

Material Fund Change [Text Block]
C000008154
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Small/Medium Co Value Equity Investments
Class Name	Class P
Trading Symbol	PCSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Small/Medium Co Value Equity Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.04%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.04%
AssetsNet	$ 262,183,299
Holdings Count | Holding	178
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$262,183,299
# of Portfolio Holdings	178
Portfolio Turnover Rate	18%

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Table Summary
Value	Value
Materials	7.2%
Information Technology	11.0%
Consumer Discretionary	13.8%
Financials	18.2%
Industrials	23.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
WESCO International, Inc.	1.6%
CACI International, Inc., Class A	1.6
Patterson-UTI Energy, Inc.	1.6
Mohawk Industries, Inc.	1.2
Arrow Electronics, Inc.	1.2

Material Fund Change [Text Block]
C000007360
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategic Fixed Income Investments
Class Name	Class A
Trading Symbol	PBNAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 412,640,880
Holdings Count | Holding	1,654
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$412,640,880
# of Portfolio Holdings	1,654
Portfolio Turnover Rate	96%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	8.2%
Mortgage-backed securities	11.6%
U.S. treasury obligations	12.6%
Asset-backed securities	13.3%
Corporate bonds	45.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.500%	1.9%
U.S. Treasury Notes, 4.125%, due 03/31/29	1.7
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.7
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.5
U.S. Treasury Notes, 0.500%, due 08/31/27	1.4

Material Fund Change [Text Block]
C000007359
Shareholder Report [Line Items]
Fund Name	PACE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 18px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Strategic Fixed Income Investments
Class Name	Class P
Trading Symbol	PCSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PACE® Strategic Fixed Income Investments for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/sec-port-info-pace. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.ubs.com/sec-port-info-pace
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 412,640,880
Holdings Count | Holding	1,654
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$412,640,880
# of Portfolio Holdings	1,654
Portfolio Turnover Rate	96%

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Table Summary
Value	Value
U.S. government agency obligations	8.2%
Mortgage-backed securities	11.6%
U.S. treasury obligations	12.6%
Asset-backed securities	13.3%
Corporate bonds	45.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Uniform Mortgage-Backed Security, TBA, 5.500%	1.9%
U.S. Treasury Notes, 4.125%, due 03/31/29	1.7
U.S. Treasury Bonds, 3.250%, due 05/15/42	1.7
U.S. Treasury Bonds, 1.750%, due 08/15/41	1.5
U.S. Treasury Notes, 0.500%, due 08/31/27	1.4

Material Fund Change [Text Block]
C000007348
Shareholder Report [Line Items]
Fund Name	UBS Government Money Market Investments Fund
Class Name	Class P
Trading Symbol	PCEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about UBS Government Money Market Investments Fund for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Additional Information Website	www.usmoneymarketfunds.com/all-funds.html
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 2,871,898,502
Holdings Count | Holding	127
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	Value
Total Net Assets	$2,871,898,502
# of Portfolio Holdings	127

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Table Summary
Value	Value
Repurchase agreements	25.5%
U.S. government agency obligations	32.9%
U.S. treasury obligations	41.7%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Table Summary
Fixed Income Clearing Corp. (State Street Bank and Trust Co.) Repurchase Agreement, 3.660%, due 02/02/26	23.4%
U.S. Treasury Floating Rate Notes, 3.763%, due 02/02/26	2.8
Goldman Sachs and Co. Repurchase Agreement, 3.660%, due 02/02/26	2.1
Federal Home Loan Banks, 3.750%, due 02/02/26	1.5
Federal Home Loan Banks, 3.680%, due 02/02/26	1.5

Material Fund Change [Text Block]